Provisions for pensions and similar obligations (Details 6) - Other Similar Obligations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of year	R$ 5,096,263	R$ 5,398,667	R$ 5,222,517
Interest (Expense) Income	449,758	402,551	377,462
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(399,946)	(521,100)	(34,409)
Contributions/(surrenders)	164,876	151,926	132,416
By the Bank	164,876	151,926	132,416
Benefits paid	(365,544)	(335,781)	(299,319)
Fair value of plan assets at end of year	R$ 4,945,407	R$ 5,096,263	R$ 5,398,667